BALANCE SHEET COMPONENTS - Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2024	$ 156
2025	89
2026	80
2027	80
2028	79
Thereafter	39
Total future amortization expense	$ 523	$ 3,352